ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 30, 2019	Dec. 12, 2019	Nov. 29, 2019	Sep. 26, 2019	Jun. 06, 2019	Apr. 30, 2019	Mar. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date								$ 621	$ 7,600
Profit (loss) of acquired entities since acquisition date								10	635
Goodwill								14,714	14,550		$ 8,815
Revenue of combined entity as if combination occurred at beginning of period								1,600	14,700
Net income (loss) of combined entity as if combination occurred at beginning of period								(25)	(189)
Equity accounted investments									895
Investment properties								0	3,669
Profit (loss) of combined entity as if combination occurred at beginning of period								25	189
Cash flow hedges
Disclosure of detailed information about business combination [line items]
Gains (losses) on cash flow hedges, before tax								(479)	(89)
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								143	475
Total consideration								4,080	31,829
Identifiable Assets Acquired Recognised As Of Acquisition Date								11,030	50,789
Property, plant and equipment								8,079	17,453
Deferred tax liabilities recognised as of acquisition date								34	2,426
Liabilities Recognized as of Acquisition Date								6,950	18,956
Borrowings recognised as of acquisition date								3,842	3,920
Accounts receivable and other								1,925	7,483
Inventory								67	2,363
Deferred income tax assets								46	409
Accounts payable and other								(2,800)	(9,945)
Non-controlling interests								(274)	(2,665)
Identifiable assets acquired (liabilities assumed)								4,080	31,833
Consideration transferred, acquisition-date fair value								4,080	31,829
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill								1,404	1,357
Real Estate | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date									31
Total consideration									1,445
Goodwill									2
Identifiable Assets Acquired Recognised As Of Acquisition Date									4,464
Property, plant and equipment									785
Deferred tax liabilities recognised as of acquisition date									0
Liabilities Recognized as of Acquisition Date									3,019
Borrowings recognised as of acquisition date									537
Accounts receivable and other									114
Inventory									46
Equity accounted investments									0
Investment properties									3,458
Identifiable intangible assets recognised as of acquisition date									28
Deferred income tax assets									0
Accounts payable and other									(2,394)
Non-controlling interests									(88)
Identifiable assets acquired (liabilities assumed)									1,445
Consideration transferred, acquisition-date fair value									1,445
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								27
Total consideration			$ 724					724
Goodwill								0
Revenue of combined entity as if combination occurred at beginning of period			174
Net income (loss) of combined entity as if combination occurred at beginning of period			(4)
Identifiable Assets Acquired Recognised As Of Acquisition Date								3,717
Property, plant and equipment								95
Cash consideration			$ 658
Percentage of interests acquired			84.00%
Deferred tax liabilities recognised as of acquisition date								0
Liabilities Recognized as of Acquisition Date								2,993
Borrowings recognised as of acquisition date								537
Accounts receivable and other								92
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								43
Equity accounted investments								0
Investment properties								3,458
Identifiable intangible assets recognised as of acquisition date								2
Deferred income tax assets								0
Accounts payable and other								(2,368)
Non-controlling interests								(88)
Identifiable assets acquired (liabilities assumed)								724
Consideration transferred, acquisition-date fair value			$ 724					724
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 4
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill								6,634	6,553
Infrastructure | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								0	94
Total consideration								3,405	10,731
Goodwill								27	2,644
Identifiable Assets Acquired Recognised As Of Acquisition Date								8,301	17,212
Property, plant and equipment								7,334	8,710
Deferred tax liabilities recognised as of acquisition date								22	1,248
Liabilities Recognized as of Acquisition Date								4,896	6,481
Borrowings recognised as of acquisition date								2,356	1,980
Accounts receivable and other								408	553
Inventory								0	74
Equity accounted investments									48
Investment properties									211
Identifiable intangible assets recognised as of acquisition date								532	3,248
Deferred income tax assets								0	46
Accounts payable and other								(2,518)	(2,425)
Non-controlling interests								0	(828)
Identifiable assets acquired (liabilities assumed)								3,405	10,731
Consideration transferred, acquisition-date fair value								3,405	10,731
Infrastructure | East-West Pipeline Limited (EWPL)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								0
Total consideration							$ 1,900	1,879
Goodwill								0
Revenue of combined entity as if combination occurred at beginning of period							359
Net income (loss) of combined entity as if combination occurred at beginning of period							(65)
Identifiable Assets Acquired Recognised As Of Acquisition Date								2,523
Property, plant and equipment								2,134
Cash consideration	$ 5,400						$ 959
Percentage of interests acquired							100.00%
Deferred tax liabilities recognised as of acquisition date								0
Liabilities Recognized as of Acquisition Date								644
Borrowings recognised as of acquisition date								0
Accounts receivable and other								66
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								28
Equity accounted investments								0
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								295
Deferred income tax assets								0
Accounts payable and other								(66)
Non-controlling interests								(578)
Identifiable assets acquired (liabilities assumed)								1,879
Consideration transferred, acquisition-date fair value							$ 1,900	1,879
Profit (loss) of combined entity as if combination occurred at beginning of period							$ 65
Infrastructure | Genesee and Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								67
Total consideration	6,500							6,526
Goodwill	2,000							2,042
Goodwill expected to be deductible for tax purposes									0
Revenue of combined entity as if combination occurred at beginning of period	2,300
Net income (loss) of combined entity as if combination occurred at beginning of period	$ (235)
Identifiable Assets Acquired Recognised As Of Acquisition Date								11,525
Property, plant and equipment								5,283
Percentage of interests acquired	100.00%
Deferred tax liabilities recognised as of acquisition date								1,111
Liabilities Recognized as of Acquisition Date								4,999
Borrowings recognised as of acquisition date								1,567
Accounts receivable and other								461
Assets Classified as Held for Sale of Acquisition Date								1,584
Inventory								43
Equity accounted investments								48
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								1,992
Deferred income tax assets								5
Accounts payable and other								(2,071)
Non-controlling interests								(250)
Identifiable assets acquired (liabilities assumed)								6,526
Consideration transferred, acquisition-date fair value	$ 6,500							6,526
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 235
Infrastructure | North River [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								2
Total consideration								1,318
Goodwill								218
Revenue of combined entity as if combination occurred at beginning of period								271
Net income (loss) of combined entity as if combination occurred at beginning of period								(121)
Identifiable Assets Acquired Recognised As Of Acquisition Date								1,536
Property, plant and equipment								1,198
Cash consideration								$ 861
Percentage of interests acquired								100.00%
Deferred tax liabilities recognised as of acquisition date								$ 0
Liabilities Recognized as of Acquisition Date								218
Borrowings recognised as of acquisition date								0
Accounts receivable and other								0
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								3
Equity accounted investments								0
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								74
Deferred income tax assets								41
Accounts payable and other								(218)
Non-controlling interests								0
Identifiable assets acquired (liabilities assumed)								1,318
Consideration transferred, acquisition-date fair value								1,318
Profit (loss) of combined entity as if combination occurred at beginning of period								121
Infrastructure | Summit Digitel
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								0
Total consideration								3,405		$ 3,400
Goodwill								27
Revenue of combined entity as if combination occurred at beginning of period								1,100
Net income (loss) of combined entity as if combination occurred at beginning of period								(9)
Identifiable Assets Acquired Recognised As Of Acquisition Date								8,301
Property, plant and equipment								7,334
Percentage of interests acquired										100.00%
Deferred tax liabilities recognised as of acquisition date								22
Liabilities Recognized as of Acquisition Date								4,896
Borrowings recognised as of acquisition date								2,356
Accounts receivable and other								408
Identifiable intangible assets recognised as of acquisition date								532
Deferred income tax assets								0
Accounts payable and other								(2,518)
Non-controlling interests								0
Identifiable assets acquired (liabilities assumed)								3,405
Consideration transferred, acquisition-date fair value								3,405		$ 3,400
Profit (loss) of combined entity as if combination occurred at beginning of period								9
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill								970	977
Renewable Power | Arcadia [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								3
Total consideration				$ 735				735
Goodwill								0
Revenue of combined entity as if combination occurred at beginning of period				67
Net income (loss) of combined entity as if combination occurred at beginning of period				$ (22)
Identifiable Assets Acquired Recognised As Of Acquisition Date								800
Property, plant and equipment								759
Percentage of interests acquired				100.00%
Deferred tax liabilities recognised as of acquisition date								0
Liabilities Recognized as of Acquisition Date								65
Borrowings recognised as of acquisition date								0
Accounts receivable and other								31
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								7
Equity accounted investments								0
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								0
Deferred income tax assets								0
Accounts payable and other								(65)
Non-controlling interests								0
Identifiable assets acquired (liabilities assumed)								735
Consideration transferred, acquisition-date fair value				$ 735				735
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 22
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill								5,244	5,218
Private Equity | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								105	344
Total consideration								465	18,672
Goodwill								63	3,479
Identifiable Assets Acquired Recognised As Of Acquisition Date								1,763	27,676
Property, plant and equipment								84	6,650
Deferred tax liabilities recognised as of acquisition date								0	1,142
Liabilities Recognized as of Acquisition Date								1,298	9,000
Borrowings recognised as of acquisition date								1,016	1,084
Accounts receivable and other								1,441	6,706
Inventory								12	2,230
Equity accounted investments									847
Investment properties									0
Identifiable intangible assets recognised as of acquisition date								27	7,057
Deferred income tax assets								31	363
Accounts payable and other								(55)	(5,025)
Non-controlling interests								(227)	(1,749)
Identifiable assets acquired (liabilities assumed)								465	18,676
Consideration transferred, acquisition-date fair value								465	18,672
Private Equity | Healthscope
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								25
Total consideration					$ 4,100			4,055
Goodwill								1,548
Goodwill recognised as of acquisition date					1,500
Goodwill expected to be deductible for tax purposes									$ 0
Revenue of combined entity as if combination occurred at beginning of period					1,600
Net income (loss) of combined entity as if combination occurred at beginning of period					(81)
Identifiable Assets Acquired Recognised As Of Acquisition Date								4,825
Property, plant and equipment								2,590
Cash consideration					1,200
Consideration transferred, acquisition-date asset level debt					$ 2,900
Percentage of interests acquired					100.00%
Deferred tax liabilities recognised as of acquisition date								79
Liabilities Recognized as of Acquisition Date								770
Borrowings recognised as of acquisition date								0
Accounts receivable and other								196
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								41
Equity accounted investments								9
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								280
Deferred income tax assets								136
Accounts payable and other								(691)
Non-controlling interests								0
Identifiable assets acquired (liabilities assumed)								4,055
Consideration transferred, acquisition-date fair value					$ 4,100			4,055
Profit (loss) of combined entity as if combination occurred at beginning of period					$ 81
Private Equity | Genworth [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								253
Total consideration		$ 1,700						1,674
Goodwill								0
Revenue of combined entity as if combination occurred at beginning of period		677
Net income (loss) of combined entity as if combination occurred at beginning of period		(321)
Identifiable Assets Acquired Recognised As Of Acquisition Date								5,302
Property, plant and equipment								10
Gain recognised in bargain purchase transaction		$ 4
Percentage of interests acquired		57.00%
Deferred tax liabilities recognised as of acquisition date								49
Liabilities Recognized as of Acquisition Date								3,624
Borrowings recognised as of acquisition date								342
Accounts receivable and other								4,796
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								0
Equity accounted investments								0
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								243
Deferred income tax assets								0
Accounts payable and other								(1,954)
Non-controlling interests								(1,279)
Identifiable assets acquired (liabilities assumed)								1,678
Consideration transferred, acquisition-date fair value		$ 1,700						1,674
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 321
Private Equity | Clarios
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								11
Total consideration						$ 12,800		12,770
Goodwill								1,894
Goodwill recognised as of acquisition date						1,900
Goodwill expected to be deductible for tax purposes						20
Revenue of combined entity as if combination occurred at beginning of period						8,300
Net income (loss) of combined entity as if combination occurred at beginning of period						(74)
Identifiable Assets Acquired Recognised As Of Acquisition Date								16,204
Property, plant and equipment								3,582
Cash consideration						2,900
Consideration transferred, acquisition-date asset level debt						$ 9,900
Percentage of interests acquired						100.00%
Deferred tax liabilities recognised as of acquisition date								967
Liabilities Recognized as of Acquisition Date								3,434
Borrowings recognised as of acquisition date								0
Accounts receivable and other								1,503
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								1,775
Equity accounted investments								838
Investment properties								0
Identifiable intangible assets recognised as of acquisition date								6,420
Deferred income tax assets								181
Accounts payable and other								(1,998)
Non-controlling interests								(469)
Identifiable assets acquired (liabilities assumed)								12,770
Consideration transferred, acquisition-date fair value						$ 12,800		12,770
Profit (loss) of combined entity as if combination occurred at beginning of period						$ 74
Private Equity | IndoStar
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date								78
Total consideration								295
Goodwill								21
Revenue of combined entity as if combination occurred at beginning of period								175
Net income (loss) of combined entity as if combination occurred at beginning of period								(37)
Identifiable Assets Acquired Recognised As Of Acquisition Date								1,547
Property, plant and equipment								9
Cash consideration								$ 19
Percentage of interests acquired								57.00%
Deferred tax liabilities recognised as of acquisition date								$ 0
Liabilities Recognized as of Acquisition Date								1,252
Borrowings recognised as of acquisition date								1,003
Accounts receivable and other								1,391
Identifiable intangible assets recognised as of acquisition date								20
Deferred income tax assets								28
Accounts payable and other								(30)
Non-controlling interests								(219)
Identifiable assets acquired (liabilities assumed)								295
Consideration transferred, acquisition-date fair value								295
Profit (loss) of combined entity as if combination occurred at beginning of period								37
Equity interests of acquirer								$ 276